3. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 29,706			$ 29,706		$ 19,564	$ 131,605
Accumulated deficit	(7,995,495)			(7,995,495)		(7,583,538)	(5,629,241)
Net loss	$ (222,160)	$ (189,797)	$ (1,549,381)	(411,957)	$ (1,571,358)	(1,954,297)	$ (2,888,765)
Net cash used in operations				$ 234,857		$ 168,463